Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 12,236	$ 13,422		$ 26,728
Accounts receivable, net	33,368	8,792		19,041
Inventories	26,489	30,197		18,488
Prepaid expenses and other current assets	861	1,077		899
Total Current Assets	72,954	53,488		65,156
Property and equipment, net	23,947	27,859		30,274
Deposits and other assets	5,340	10		95
TOTAL ASSETS	107,752	81,358		95,525
CURRENT LIABILITIES
Accounts payable		2,421		2,878
Accrued expenses	13,817	11,556		10,464
Bonus payable		3,638		4,398
Current portion of long-term debt	24,000	24,000		14,000
Total Current Liabilities	43,069	41,615		31,740
Long-term debt, net of deferred finance costs	195,054	211,887		117,243
Line of credit	15,000	20,000
Other liabilities		409		2,091
TOTAL LIABILITIES	258,118	273,911		151,074
MEMBERS' DEFICIT	(150,366)	(192,553)	$ (64,293)	(55,549)	$ (34,895)	$ (37,440)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 107,752	$ 81,358		$ 95,525